Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Sep. 30, 2016	Dec. 31, 2014
Discontinued Operations, Disposed of by Sale [Member] | Social and Mobile Games [Member]
Line Items
Gain from discontinued operations		$ 4,180	$ 0
Discontinued Operations, Disposed of by Sale [Member] | Caesars Interactive Entertainment [Member] | Social and Mobile Games [Member]
Line Items
Disposal Group, Including Discontinued Operation, Consideration					$ 4,400
Gain from discontinued operations		4,200
Payments of Distributions to Affiliates	$ 63	1,100
Discontinued Operations, Disposed of by Sale [Member] | Caesars Acquisition Company [Member] | Social and Mobile Games [Member]
Line Items
Escrow Deposit		259
Discontinued Operations, Disposed of by Sale [Member] | Caesars Entertainment Operating Company [Member] | Showboat Atlantic City [Member]
Line Items
Disposal Group, Including Discontinued Operation, Consideration						$ 18
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Caesars Entertainment Operating Company [Member] | Horseshoe Council Bluffs [Member]
Line Items
Discontinued Operation, Other Liabilities		$ 65		$ 40
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Caesars Entertainment Operating Company [Member] | Harrah's Gulf Coast construction project [Member]
Line Items
Discontinued Operation, Other Liabilities				43
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Caesars Entertainment Operating Company [Member] | Disposal Group Other [Member]
Line Items
Discontinued Operation, Other Liabilities				$ 18